Summary of Long-term Investments (Detail) ¥ in Thousands, SGD in Thousands, $ in Thousands		Sep. 30, 2017 USD ($)		Sep. 30, 2017 CNY (¥)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 04, 2016 USD ($)	Dec. 04, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Nov. 30, 2016 SGD	Sep. 30, 2016 USD ($)		May 31, 2016 USD ($)	May 31, 2016 SGD
Available-for-sale securities investments:
Total		$ 43,631									$ 3,079
Amdon Consulting Pte Ltd ("Amdon")
Cost method investments:
Cost method investments		1,308	[1]						$ 654	SGD 900	658	[1]	$ 654	SGD 900
Beijing Ruida Chengtai Education Technology Co., Ltd. ("Beijing Ruida")
Cost method investments:
Cost method investments		32,089	[2]		$ 28,858	¥ 192,000
Hangzhou Wanting Technology Co., Ltd. ("Hangzhou Wanting")
Cost method investments:
Cost method investments		4,986	[3]	¥ 33,200
Mayi White-Collar Investment Management Co., Ltd. ("Mayi Investment Management")
Equity method investment:
Equity method investments	[4]	951									1,784
Beijing Piyingke Technology Co., Ltd ("Piyingke")
Available-for-sale securities investments:
Available-for-sale securities investments		2,548	[5]				$ 2,548	¥ 16,960
Other Investments
Available-for-sale securities investments:
Available-for-sale securities investments	[6]	$ 1,749									$ 637

[1]	In May 2016, the Group invested Singapore Dollar ("S$") 0.9 million (US$654) in preferred shares representing 8.18% interest in Amdon, a Singapore based e-learning solution provider. In November 2016, the Group invested S$0.9 million (US$654) for an additional 6.82% equity interest in Amdon. As a result, the Group held 15%, in aggregate, equity interest in Amdon. The Group applied the cost method to account for the investment due to the lack of ability to exercise significant influence.
[2]	In June 2017, the Group invested RMB192 million (US$28,858) in preferred shares representing 40% interest in Beijing Ruida, a leading provider of exam preparation services in China's National Judicial Examination. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences. The investment agreement between the Group and Beijing Ruida includes a call option and certain contingent considerations. Under the call option, the Group has the option to further increase its equity interest in Beijing Ruida up to 60% before April 2019 if certain pre-agreed conditions are met. In addition, the Group is also subject to certain contingent consideration to Beijing Ruida if certain pre-agreed conditions are met. With the assistance of an independent appraiser, the Company estimated the fair value of the call option and the contingent consideration payable to approximate RMB10.5 million (US$1,580) and RMB21.5 million (US$3,231), respectively. The call option is recorded as part of the investment. The Company recorded the contingent consideration payable at fair value in accrued expenses and other liabilities.
[3]	In January, August and September 2017, the Group invested an aggregated of RMB33.2 million (US$4,986) in exchange for preferred shares representing 20.72% equity interest in Hangzhou Wanting, a company listed on the New Third Board in China. Hangzhou Wanting offers comprehensive simulation-based learning platform to college students to master critical engineering and construction skills. The investment was classified as a cost method investment as the Group determined that the preferred shares were not in-substance common share due to certain liquidation preferences. In December 2017, the Group further entered into a share transfer agreement with certain shareholders of Hangzhou Wanting, to purchase an additional 10% equity interest in Hangzhou Wanting at the consideration of RMB16.0 million (US$2,405).
[4]	In November 2015, the Group invested RMB12.5 million (US$1,875) cash in exchange for a 12.5% equity interest in Mayi Investment Management, a peer-to-peer ("P2P") and person-to-business ("P2B") integrated network lending platform. The Group applies equity method to account for the investment, because the Group has the ability to exercise significant influence but does not have control over the investee. The Group picked up share in net loss of US$91 and US$153 from Mayi Investment Management for the year ended September 30, 2016 and 2017.
[5]	On December 4, 2016, the Group invested RMB16.96 million (US$2,548) in exchange for a 19.5% equity interest of Piyingke Technology, an internet animation cloud engine technology provider. The investment was classified as available-for-sale security as the Group determined that the shares were debt securities in nature due to the redemption option available to the investors and measured the investment subsequently at fair value. Unrealized holding gain of nil was reported in other comprehensive income for the year ended September 30, 2017.
[6]	As to the other investments, they represent several insignificant investments classified as available-for-sale investments as of September 30, 2016 and 2017. Unrealized holding gain of US$173 was reported in other comprehensive income for the year ended September 30, 2017.